Summary of Significant Accounting Policies (Details)	3 Months Ended
Mar. 31, 2019
Buildings and leasehold improvements [Member] | Minimum [Member]
Estimated Life	P5Y
Buildings and leasehold improvements [Member] | Maximum [Member]
Estimated Life	P50Y
Machinery and equipment [Member] | Minimum [Member]
Estimated Life	P5Y
Machinery and equipment [Member] | Maximum [Member]
Estimated Life	P10Y
Office equipment [Member] | Minimum [Member]
Estimated Life	P3Y
Office equipment [Member] | Maximum [Member]
Estimated Life	P6Y